Income Taxes - Schedule of Company’s Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Research and development tax credits	$ 262,178	$ 239,000
Lease liabilities	65,554
Net operating losses	3,310,890
Other	1,367,374
Total deferred tax assets	5,005,996
Deferred tax liabilities:
Right of use asset	(60,330)
Total deferred tax liabilities	(60,330)
Accrual to cash adjustment		729,287
Charitable contributions		1,618
Change in fair value of SAFE agreements		3,106,508
R&D expenditures		359,433
R&D tax credit carryovers		239,142
Right-of-use asset		(65,999)
Lease liability		56,893
Stock options		55,481
Federal net operating loss carryforwards		304,628
Foreign net operating loss carryforwards		10,338
State net operating loss carryforwards		7,028
Valuation allowance	(4,945,666)	(4,804,357)
Net deferred tax assets